Expenses by nature - Summary of Net Impairment Losses on Financial and Contract Asset (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	₺ (1,021,230)	₺ (1,455,575)	₺ (898,004)
Net impairment losses on financial and contract assets
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	(1,021,230)	(1,455,575)	(898,004)
Operating expense	₺ (1,021,230)	₺ (1,455,575)	₺ (898,004)